GENERAL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
GENERAL
Number of therapeutic candidates out-licensed on an exclusive world-wide basis | item	1
Revenue | $	$ 4,007	$ 101	$ 3